Interest in subsidiary (Detail) - BMSC Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Net cash provided by (used in) operating activities	$ (13,027)	$ (2,205)	$ 27,491	$ (13,281)
Net cash used in investing activities	(23,440)	(11,193)	(47,499)	(15,921)
Net cash used in financing activities	65	(6,742)	(15,909)	(18,822)
Increase (decrease) in cash and cash equivalents	(36,402)	(20,140)	(35,917)	(48,024)
BMSC [Member]
Statement Line Items [Line Items]
Net cash provided by (used in) operating activities	4,596	19,050	64,049	40,662
Net cash used in investing activities	(17,218)	(8,758)	(28,126)	(14,059)
Net cash used in financing activities		(10,000)	(35,000)	(20,000)
Increase (decrease) in cash and cash equivalents	$ (12,622)	$ 292	$ 923	$ 6,603